Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,576	£ 1,772
Work in progress	2,286	1,889
Finished goods	1,284	2,122
Total	£ 5,146	£ 5,783